Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 21,978	$ 31,474
Short-term investments		20,082
Trade and other receivables	13,731	11,692
Inventories	64,298	21,984
Advances and prepaid expenses	1,972	1,258
Derivative asset		21
Total current assets	101,979	86,511
Non-current inventories	7,081
Mineral properties, plant and equipment, exploration and evaluation	228,349	149,124
Reclamation bonds	10,877
Total assets	348,286	235,635
Current
Trade payables and accrued liabilities	36,484	24,796
Current portion of equipment loans payable	1,342
Other provisions	1,412
Total current liabilities	39,238	24,796
Equipment loans payable	3,193
Other financial liability	2,441
Warrant liability	30	595
Deferred tax liabilities	11,433	7,972
Provision for site reclamation and closure	37,630	4,101
Other provisions		1,380
Other	97	206
Total liabilities	94,062	39,050
EQUITY
Issued capital	323,685	253,491
Share-based payment reserve	20,614	19,125
Deficit	(90,075)	(76,031)
Total equity	254,224	196,585
Total liabilities and equity	$ 348,286	$ 235,635